Supplemental disclosure of cash flow information	9 Months Ended
Sep. 30, 2022
Supplemental disclosure of cash flow information

9. Supplemental disclosure of cash flow information

	Three months ended		Nine months ended
	September 30, 2022		September 30, 2022
	2022	2021	2022	2021
	$	$	$	$
Changes in operating assets and liabilities:
Trade and other receivables	205	563	425	666
Inventory	41	—	(165)	(39)
Prepaid expenses and other current assets	(481)	233	(1,240)	548
Payables and accrued liabilities	(133)	298	(14)	(17)
Taxes payable	210	—	210	(129)
Deferred revenues	595	318	1,425	1,606
Employee future benefits	(269)	(68)	(387)	(225)
	168	1,344	254	2,410

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

AS AT SEPTEMBER 30, 2022 AND FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2022 AND 2021

(amounts in thousands of US dollars, except share and per share data and as otherwise noted)
(Unaudited)